Earnings per share (Details) - € / shares shares in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Earnings per share
Basic earnings per ordinary share (in euro per share)	€ 0.5824	€ 0.7739	€ 1.2151
Diluted earnings per ordinary share (in euro per share)	€ 0.5793	€ 0.7665	€ 1.2045
Number of ordinary shares (in Ms) used for EPS (weighted average)
Basic	1,113.8	1,143.6	1,193.5
Diluted (a)	1,119.8	1,154.6	1,204.0
Weighted average share options assumed to be converted	6.0	11.0	11.0